OPERATING LEASES (Details) - Building - CNY (¥)	Mar. 31, 2016	Mar. 31, 2015
Operating leases
Property on Operating Lease, gross	¥ 53,049,213	¥ 26,251,157
Less: Accumulated depreciation	(12,030,383)	(5,038,472)
Property and equipment, net	41,018,830	¥ 21,212,685
Future minimum rental income
2017	7,294,680
2018	5,346,188
2019	4,629,140
2020	4,502,820
2021	106,361
Total	¥ 21,879,189